Note 11 - Supplementary Information	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplementary information

Accounts payable and accrued liabilities is comprised of the following:

	December 31
	2011	2010
Trade accounts payable	$1,284,737	$3,035,273
Research and development accruals	228,942	1,241,630
Professional fee accruals	1,669,838	1,030,405
Restructuring cost accruals	36,134	34,999
Deferred lease inducements	196,966	346,098
Other accrued liabilities	555,934	463,518
	$3,972,551	$6,151,923